CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN OWNERS' EQUITY - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	Total Owners' Equity	Noncontrolling Interest in Subsidiary	Total
Balance at Dec. 31, 2012	$ 296,980		$ 296,980
Contributions	118,000	$ 694	118,694
Distributions	(25,340)		(25,340)
Owners' promissory note receivable	(3,399)		(3,399)
Net income (loss)	3,618	(6)	3,612
Balance at Dec. 31, 2013	389,859	688	390,547
Contributions	59,776	150	59,926
Repurchase of equity interests	(119,272)		(119,272)
Deemed contribution from sale of assets	21,489	(836)	20,653
Deemed contribution from parent for payment of incentive units	12,420		12,420
Deemed distribution in connection with common control acquisition	(4,130)		(4,130)
Net income (loss)	17,790	$ (2)	17,788
Balance at Dec. 31, 2014	377,932		377,932
Contributions	111,396		111,396
Deemed distribution from sale of assets	(139)		(139)
Net income (loss)	(38,325)		(38,325)
Balance at Dec. 31, 2015	$ 450,864		$ 450,864